UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds College Target Date Series®
American Funds College 2030 Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 16.5%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	425,442	$21,187
The Growth Fund of America, Class R-6	632,025	28,359
		49,546
Growth-and-income funds 59.1%
Capital World Growth and Income Fund, Class R-6	1,062,501	49,598
Fundamental Investors, Class R-6	935,473	49,477
International Growth and Income Fund, Class R-6	986,027	35,181
The Investment Company of America, Class R-6	1,097,386	42,666
		176,922
Equity-income and Balanced funds 7.2%
American Funds Global Balanced Fund, Class R-6	684,202	21,450
Bond funds 17.2%
Capital World Bond Fund, Class R-6	692,575	14,468
U.S. Government Securities Fund, Class R-6	2,657,748	36,916
		51,384
Total investment securities 100.0% (cost: $276,457,000)		299,302
Other assets less liabilities 0.0%		(109)
Net assets 100.0%		$299,193
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,845
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	22,845
Cost of investment securities	276,457
American Funds College Target Date Series — American Funds College 2030 Fund — Page 1 of 8

American Funds College 2027 Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 11.9%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	202,777	$10,098
The Growth Fund of America, Class R-6	557,460	25,013
		35,111
Growth-and-income funds 47.6%
Capital World Growth and Income Fund, Class R-6	710,172	33,151
Fundamental Investors, Class R-6	583,255	30,848
International Growth and Income Fund, Class R-6	709,194	25,304
The Investment Company of America, Class R-6	1,020,464	39,676
Washington Mutual Investors Fund, Class R-6	279,227	11,387
		140,366
Equity-income and Balanced funds 9.6%
American Funds Global Balanced Fund, Class R-6	902,004	28,278
Bond funds 30.9%
The Bond Fund of America, Class R-6	2,574,886	32,752
Capital World Bond Fund, Class R-6	686,392	14,339
U.S. Government Securities Fund, Class R-6	3,153,482	43,802
		90,893
Total investment securities 100.0% (cost: $271,539,000)		294,648
Other assets less liabilities 0.0%		(134)
Net assets 100.0%		$294,514
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$23,332
Gross unrealized depreciation on investment securities	(223)
Net unrealized appreciation on investment securities	23,109
Cost of investment securities	271,539
American Funds College Target Date Series — American Funds College 2027 Fund — Page 2 of 8

American Funds College 2024 Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 7.1%	Shares	Value (000)
The Growth Fund of America, Class R-6	619,259	$27,786
Growth-and-income funds 39.8%
American Mutual Fund, Class R-6	507,335	18,233
Capital World Growth and Income Fund, Class R-6	596,137	27,828
International Growth and Income Fund, Class R-6	838,506	29,918
The Investment Company of America, Class R-6	1,098,696	42,717
Washington Mutual Investors Fund, Class R-6	903,577	36,848
		155,544
Equity-income and Balanced funds 12.2%
American Funds Global Balanced Fund, Class R-6	1,522,383	47,727
Bond funds 40.9%
American Funds Mortgage Fund, Class R-6	2,101,074	21,305
The Bond Fund of America, Class R-6	6,295,428	80,078
Capital World Bond Fund, Class R-6	668,623	13,968
U.S. Government Securities Fund, Class R-6	3,230,346	44,869
		160,220
Total investment securities 100.0% (cost: $365,562,000)		391,277
Other assets less liabilities 0.0%		(189)
Net assets 100.0%		$391,088
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$26,177
Gross unrealized depreciation on investment securities	(462)
Net unrealized appreciation on investment securities	25,715
Cost of investment securities	365,562
American Funds College Target Date Series — American Funds College 2024 Fund — Page 3 of 8

American Funds College 2021 Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth-and-income funds 29.5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,478,288	$53,130
International Growth and Income Fund, Class R-6	919,741	32,816
Washington Mutual Investors Fund, Class R-6	1,209,137	49,309
		135,255
Equity-income and Balanced funds 16.5%
American Funds Global Balanced Fund, Class R-6	1,575,093	49,379
The Income Fund of America, Class R-6	1,222,875	26,243
		75,622
Bond funds 54.0%
American Funds Mortgage Fund, Class R-6	6,782,267	68,772
The Bond Fund of America, Class R-6	8,332,502	105,989
Intermediate Bond Fund of America, Class R-6	2,966,273	40,134
U.S. Government Securities Fund, Class R-6	2,347,099	32,601
		247,496
Total investment securities 100.0% (cost: $434,243,000)		458,373
Other assets less liabilities 0.0%		(247)
Net assets 100.0%		$458,126
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding shares. Further details on this holding and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
American Funds Mortgage Fund, Class R-6	2,765,728	4,016,539	—	6,782,267	$498	$68,772
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,622
Gross unrealized depreciation on investment securities	(492)
Net unrealized appreciation on investment securities	24,130
Cost of investment securities	434,243
American Funds College Target Date Series — American Funds College 2021 Fund — Page 4 of 8

American Funds College 2018 Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth-and-income funds 14.5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,886,778	$67,811
Equity-income and Balanced funds 14.6%
The Income Fund of America, Class R-6	3,199,059	68,652
Bond funds 70.9%
American Funds Mortgage Fund, Class R-6	10,395,096	105,406
The Bond Fund of America, Class R-6	7,254,899	92,282
Intermediate Bond Fund of America, Class R-6	9,957,539	134,726
		332,414
Total investment securities 100.0% (cost: $450,748,000)		468,877
Other assets less liabilities 0.0%		(287)
Net assets 100.0%		$468,590
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding shares. Further details on this holding and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
American Funds Mortgage Fund, Class R-6	5,810,634	4,584,462	—	10,395,096	$904	$105,406
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,704
Gross unrealized depreciation on investment securities	(575)
Net unrealized appreciation on investment securities	18,129
Cost of investment securities	450,748
American Funds College Target Date Series — American Funds College 2018 Fund — Page 5 of 8

American Funds College 2015 Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Equity-income and Balanced funds 7.6%	Shares	Value (000)
The Income Fund of America, Class R-6	955,226	$20,499
Bond funds 92.4%
American Funds Mortgage Fund, Class R-6	6,935,412	70,325
The Bond Fund of America, Class R-6	3,372,806	42,902
Intermediate Bond Fund of America, Class R-6	6,657,546	90,077
Short-Term Bond Fund of America, Class R-6	4,663,537	46,635
		249,939
Total investment securities 100.0% (cost: $269,263,000)		270,438
Other assets less liabilities 0.0%		(182)
Net assets 100.0%		$270,256
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding shares. Further details on this holding and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
American Funds Mortgage Fund, Class R-6	5,834,638	1,202,855	102,081	6,935,412	$755	$70,325
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,518
Gross unrealized depreciation on investment securities	(1,343)
Net unrealized appreciation on investment securities	1,175
Cost of investment securities	269,263
American Funds College Target Date Series — American Funds College 2015 Fund — Page 6 of 8

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Bond funds 100.0%	Shares	Value (000)
American Funds Mortgage Fund, Class R-6	2,216,298	$22,473
Intermediate Bond Fund of America, Class R-6	1,937,827	26,219
Short-Term Bond Fund of America, Class R-6	2,621,880	26,219
Total investment securities 100.0% (cost: $75,505,000)		74,911
Other assets less liabilities 0.0%		(52)
Net assets 100.0%		$74,859
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(594)
Net unrealized depreciation on investment securities	(594)
Cost of investment securities	75,505
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2014, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-800-0914O-S44428	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 26, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 26, 2014